GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

NOTE 6:- GOODWILL

a.	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follows:

Balance as of January 1, 2010	$7,169
Foreign currency translation adjustments	84

Balance as of December 31, 2010	7,253
Decrease due to sale of ViryaNet Australia	(737)

Balance as of December 31, 2011	$6,516